Parent-Only Financial Statements, Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Investment securities		$ 416,070	$ 407,519
Total assets	[1]	1,951,757	1,930,115
Liabilities and equity
Short-term borrowings		103,256	96,781	$ 97,528
Accrued expenses and other liabilities		70,615	57,189
Long-term debt		225,020	255,077
Total liabilities	[2]	1,743,678	1,729,618
Stockholders' equity		206,936	199,581
Total liabilities and equity		1,951,757	1,930,115
Parent Company [Member]
Assets
Cash and cash equivalents		23,181	36,660	$ 36,166	$ 43,846
Investments in subsidiaries	[3]	206,367	201,550
Other assets		7,156	6,750
Total assets		375,403	365,520
Liabilities and equity
Accrued expenses and other liabilities		7,902	7,064
Long-term debt		146,130	133,920
Indebtedness to nonbank subsidiaries		14,435	24,955
Total liabilities		168,467	165,939
Stockholders' equity		206,936	199,581
Total liabilities and equity		375,403	365,520
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries		0	54,937
Investments in subsidiaries		170,500	159,500
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries		138,681	41,343
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash and cash equivalents		23,180	36,657
Investment securities		0	15,009
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents		1	3
Investment securities		$ 18	$ 9,271

[1]	(2)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.
[2]	(3)Our consolidated liabilities at December 31, 2017 and 2016, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $5 million and $33 million; Accrued expenses and other liabilities, $132 million and $107 million; Long-term debt, $1.5 billion and $3.7 billion; and Total liabilities, $1.6 billion and $3.8 billion, respectively.
[3]	(1)The years ended December 31, 2017, and December 31, 2016, include indirect ownership of bank subsidiaries with equity of $170.5 billion and $159.5 billion, respectively.